DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY AND GOING CONCERN, Narrative (Q2) (Details) - USD ($)								6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 28, 2023	Jan. 22, 2023	Aug. 20, 2022	Jul. 30, 2022	Aug. 20, 2021	Jul. 30, 2021	Jul. 30, 2021	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 20, 2022	Mar. 04, 2021
Gross proceeds									$ 176,806,700
Gross proceeds from private placement									$ 8,012,450
Underwriting fees						$ 3,608,300	$ 3,608,300			3,608,300
Deferred underwriting fees						6,314,525	6,314,525			$ 6,314,525
Common stock, shares, subject to forfeiture									0	0
Transaction costs						15,401,418	15,401,418	$ 14,638,901		$ 15,401,418
Other offering costs						764,193	764,193			764,193
Excess fair value of the founder shares sold						4,714,400	4,714,400			4,714,400
Purchase price						$ 4,150	$ 4,150			4,150
Cash deposited in trust account per unit (in dollars per share)						$ 10.1	$ 10.1
Term of option for underwriters to purchase additional Units to cover over-allotments								2 days
Net tangible asset threshold for redeeming public shares								$ 5,000,001		$ 5,000,001
Percentage of public shares that can be redeemed without prior consent								15.00%		15.00%
Public shares (in percent)								100.00%		100.00%
Period to redeem public shares if business combination is not completed within initial combination period								10 days		10 days
Other Description		On January 22, 2023, the Company received a written notice from the listing qualifications department staff of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5550(a)(4), due to the Company’s failure to meet the minimum 500,000 publicly held shares requirement for continued listing on the Nasdaq Capital Market. On February 9, 2023, the Company submitted to Nasdaq a plan to regain compliance with Listing Rule 5550(a)(4), pursuant to which the Company’s Chairman, Mr. Blair Garrou, agreed to sell 80,000 of the shares of Class A Common Stock he is deemed to beneficially own through Mercury Houston Partners, LLC and Mercury Affiliates XI, LLC by means of private sales to unaffiliated buyers. After the private sales of 80,000 shares of Class A common stock to unaffiliated buyers, the Company has 509,259 publicly held shares as defined in Listing Rule 5001(a)(35) of the Nasdaq Rules
Additional Description	On March 28, 2023, the Company received a written notice from the listing qualifications department staff of Nasdaq notifying the Company that for the last 30 consecutive business days, the Company’s minimum Market Value of Listed Securities (“MVLS”) was below the minimum of $35 million required for continued listing on the Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “Market Value Standard”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company will have 180 calendar days, or until September 25, 2023, to regain compliance with the Market Value Standard. To regain compliance with the Market Value Standard, the MVLS for the Company’s common stock must be at least $35 million for a minimum of 10 consecutive business days at any time during this 180-day period.
Cash at bank								$ 849,375	$ 842,059	$ 1,343,809
Working capital surplus								$ 648,483		$ 9,221,425
Common Class B [Member]
Common stock, shares, subject to forfeiture									656,250
Common stock, shares outstanding								4,510,375	4,510,375	4,510,375
Common Class A [Member]
Share price (in dollars per share)								$ 10.18
Common stock, shares outstanding								0	0	0	18,041,500
Redemption settlement of shares								the holders of 16,737,241 shares of the Company’s Class A common stock elected to redeem their shares at a per share redemption price of approximately $10.22. As a result, the Company transferred cash in the amount of $185,001,686 to the Trustee, of which $171,094,003 was designated to pay such holders who had elected to redeem their shares in connection with the Extension Proposal. As of December 31, 2022, $161,957,835 had been paid to the redeeming stockholders and $22,468,765 remained in restricted cash, $9,136,168 of which was paid subsequent to December 31, 2022 to such holders who elected to redeem their shares. Following the redemptions, the Company had 1,304,259 shares of the Company’s Class A Common Stock outstanding and $13,332,597 remained in the Trust Account (i.e. approximately $10.22 per share of the Company’s Class A Common Stock).		the holders of 16,737,241 shares of the Company’s Class A common stock elected to redeem their shares at a per share redemption price of approximately $10.22. As a result, the Company transferred cash in the amount of $185,001,686 to the Trustee, of which $171,094,003 was designated to pay such holders who had elected to redeem their shares in connection with the Extension Proposal. As of December 31, 2022, $161,957,835 had been paid to the redeeming stockholders and $22,468,765 remained in restricted cash, $9,136,168 of which was paid subsequent to December 31, 2022 to such holders who elected to redeem their shares. Following the redemptions, the Company had 1,304,259 shares of the Company’s Class A Common Stock outstanding and $13,332,597 remained in the Trust Account (i.e. approximately $10.22 per share of the Company’s Class A Common Stock).
Maximum [Member]
Period to complete business combination from closing of initial public offering								24 months		24 months
Interest from trust account that can be held to pay dissolution expenses								$ 100,000		$ 100,000
Net proceeds from Initial Public Offering and Private Placement (in dollars per share)								$ 10.1		$ 10.1
Minimum [Member]
Period to complete business combination from closing of initial public offering								18 months		18 months
Investor [Member]
Share price (in dollars per share)										$ 0.005
Investor [Member] | Common Class B [Member]
Number of shares forfeited (in shares)			520,875		520,875
Investor [Member] | Maximum [Member] | Common Class B [Member]
Common stock, shares, subject to forfeiture					656,250							656,250
IPO [Member]
Gross proceeds									$ 180,415,000
Option for underwriters to purchase additional units, term							45 days
Additional Units that can be purchased to cover over-allotments						2,625,000	2,625,000
Underwriting fees						$ 3,608,300	$ 3,608,300
Deferred underwriting fees						6,314,525	6,314,525
Transaction costs						15,401,418	15,401,418
Other offering costs						$ 764,193	$ 764,193
IPO [Member] | Common Class A [Member]
Gross proceeds									$ 180,415,000
Over-Allotment Option [Member]
Units issued (in shares)					541,500
Gross proceeds					$ 5,415,000
Option for underwriters to purchase additional units, term				45 days			45 days			45 days
Additional Units that can be purchased to cover over-allotments				2,625,000	2,625,000	2,625,000	2,625,000
Underwriting fees					$ 108,300
Deferred underwriting fees					$ 189,525
Term of option for underwriters to purchase additional Units to cover over-allotments										2 days
Public Shares [Member] | IPO [Member]
Units issued (in shares)				17,500,000		17,500,000	17,500,000
Share price (in dollars per share)				$ 10		$ 10	$ 10
Gross proceeds						$ 175,000,000	$ 175,000,000
Public Shares [Member] | Over-Allotment Option [Member]
Units issued (in shares)					541,500
Gross proceeds					$ 5,415,000
Private Placement Warrants [Member] | Private Placement [Member]
Share price (in dollars per share)				$ 1		$ 1	$ 1
Class of warrant or right, issued				7,850,000		7,850,000	7,850,000
Gross proceeds from private placement						$ 7,850,000	$ 7,850,000
Private Placement Warrants [Member] | Over-Allotment Option [Member]
Share price (in dollars per share)			$ 1		$ 1
Class of warrant or right, issued			162,450		162,450
Gross proceeds from private placement					$ 162,450